DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2014
DEPOSITS [Abstract]
Schedule of Retail Deposit Accounts

	2014		2013
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)

Non-interest earning checking	$16,300	11.5%	$14,911	10.6%
Interest-earning checking	21,077	14.9	20,654	14.7
Savings accounts	44,428	31.3	41,808	29.8
Money market accounts	24,730	17.4	23,772	16.9
Savings certificates	34,833	24.6	38,829	27.6
Advance payments by borrowers for taxes and insurance	491	0.3	550	0.4

Total	$141,859	100.0%	$140,524	100.0%

Schedule of Maturities of Retail and Wholesale Savings Certificates

(Dollars in Thousands)
Within one year	$26,180
Beyond one year but within two years	3,460
Beyond two years but within three years	3,189
Beyond three years but within four years	1,046
Beyond four years but within five years	822
Beyond five years	136

Total	$34,833

Schedule of Interest Expense by Deposit Category

	2014	2013	2012
	(Dollars in Thousands)

Interest-earning checking	$4	$5	$8
Savings accounts	29	39	61
Money market accounts	22	28	42
Savings certificates	275	303	425
Advance payments by borrowers for taxes and insurance	-	3	7

Total	$330	$378	$543